Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net income attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	$ 1,954	11,828	90,092	35,933
Denominator:
Basic weighted average number of ordinary shares	197,446,940	197,446,940	199,198,962	206,127,305
Dilutive effect of outstanding share options and non-vested shares			64,402	250,377
Dilutive weighted average number of ordinary shares	197,446,940	197,446,940	199,263,364	206,377,682
Basic earnings per ordinary share	$ 0.01	0.06	0.45	0.17
Diluted earnings per ordinary share	$ 0.01	0.06	0.45	0.17